UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05498 )

Exact name of registrant as specified in charter: Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust The fund's portfolio 12/31/05 (Unaudited)

CORPORATE BONDS AND NOTES (20.9%)(a)
		Principal amount	Value

Basic Materials (2.2%)

ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		$4,250,000	$4,870,925
Chaparral Steel Co. company guaranty 10s, 2013		486,000	523,665
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	265,000	333,950
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser.
B, zero % (12s, 6/1/08), 2013 (STP)		$285,000	246,525
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12
3/4s, 12/15/07), 2012 (STP)		775,000	701,375
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero %
(10s, 10/1/09), 2014 (STP)		345,000	253,575
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10
1/8s, 2008		581,000	630,385
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		680,000	749,700
Huntsman, LLC company guaranty 11 5/8s, 2010		260,000	296,075
Huntsman, LLC company guaranty 11 1/2s, 2012		191,000	216,308
Innophos, Inc. 144A sr. sub. notes 9 5/8s, 2014		225,000	226,688
International Steel Group, Inc. sr. notes 6 1/2s, 2014		130,000	130,000
ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011		646,000	691,220
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		120,000	110,400
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	436,178	475,846
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		$235,000	235,000
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	440,000	553,186
Nalco Co. sr. sub. notes 9s, 2013	EUR	75,000	95,399
Nalco Co. sr. sub. notes 8 7/8s, 2013		$824,000	863,140
Novelis, Inc. 144A sr. notes 7 1/2s, 2015		805,000	750,663
PQ Corp. 144A company guaranty 7 1/2s, 2013		92,000	85,560
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	350,000	426,412
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$695,000	733,225
Sterling Chemicals, Inc. sec. notes 10s, 2007		146,606	140,742
Stone Container Corp. sr. notes 9 3/4s, 2011		145,000	146,450
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	232,200
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		140,000	127,400
Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)		80,000	42,800
United States Steel Corp. sr. notes 9 3/4s, 2010		509,000	553,538

			15,442,352

Capital Goods (0.9%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		732,000	769,515
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		33,000	35,228
Blount, Inc. sr. sub. notes 8 7/8s, 2012		541,000	570,755
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		73,000	73,183
Crown Euro Holdings SA company guaranty 6 1/4s, 2011 (France)	EUR	107,000	133,831
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired
7/23/04, cost $323,523) (RES)		$986,000	544,765
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		854,000	828,380
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		55,000	61,188
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	180,000	228,957
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$220,000	226,050
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		123,000	105,165
Mueller Group, Inc. sr. sub. notes 10s, 2012		265,000	281,563
Owens-Brockway Glass company guaranty 7 3/4s, 2011		181,000	188,919
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		877,000	942,775
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		436,000	375,505
Terex Corp. company guaranty 9 1/4s, 2011		190,000	202,825
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		730,000	776,538

			6,345,142

Communication Services (1.2%)

Alamosa Delaware, Inc. company guaranty 12s, 2009		268,000	293,125
Alamosa Delaware, Inc. company guaranty 11s, 2010		332,000	374,330
American Cellular Corp. company guaranty 9 1/2s, 2009		195,000	203,531
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
(NON)		522,004	22,185
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	566,440
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		160,000	157,400
Citizens Communications Co. sr. notes 6 1/4s, 2013		1,711,000	1,655,393
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		325,000	333,938
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		335,000	345,469
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10
3/8s, 10/15/08), 2012 (United Kingdom) (STP)		754,000	628,648
iPCS, Inc. sr. notes 11 1/2s, 2012		300,000	344,250
IWO Holdings, Inc. sec. FRN 7.9s, 2012		82,000	85,075
Qwest Communications International, Inc. company guaranty 7 1/2s, 2014		428,000	439,770
Qwest Corp. notes 8 7/8s, 2012		1,501,000	1,692,378
Qwest Corp. 144A sr. notes 7 5/8s, 2015		409,000	437,630
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		164,000	198,030
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		75,000	75,750
SBA Communications Corp. sr. notes 8 1/2s, 2012		148,000	164,280
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		208,000	192,920

			8,210,542

Consumer Cyclicals (4.6%)

ArvinMeritor, Inc. notes 8 3/4s, 2012	285,000	272,888
Autonation, Inc. company guaranty 9s, 2008	885,000	950,269
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	585,000	629,606
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	165,000	172,838
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	134,000	132,995
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	748,021	763,916
Coinmach Corp. sr. notes 9s, 2010	858,000	898,755
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	630,000	683,550
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	440,000	423,414
Dana Corp. notes 10 1/8s, 2010	160,000	136,800
Dana Corp. notes 9s, 2011	550,000	442,750
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s,
2010	605,000	633,738
Dex Media, Inc. notes 8s, 2013	580,000	591,600
FelCor Lodging LP company guaranty 9s, 2008 (R)	515,000	563,925
General Motors Acceptance Corp. FRN 5.1s, 2007	350,000	328,065
General Motors Acceptance Corp. FRN Ser. MTN, 5.22s, 2007	695,000	656,465
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	1,075,000	1,048,125
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)	185,000	187,081
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	725,000	743,125
JC Penney Co., Inc. notes 9s, 2012	575,000	679,938
JC Penney Co., Inc. notes 8s, 2010	30,000	32,857
Jostens IH Corp. company guaranty 7 5/8s, 2012	718,000	721,590
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012	600,000	623,468
K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014	385,000	364,151
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	295,000	282,116
KB Home company guaranty 5 7/8s, 2015	232,000	218,795
KB Home sr. notes 5 3/4s, 2014	333,000	313,976
Levi Strauss & Co. sr. notes 12 1/4s, 2012	362,000	403,630
Levi Strauss & Co. sr. notes 9 3/4s, 2015	651,000	677,040
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	418,000	455,620
Meritage Homes Corp. company guaranty 6 1/4s, 2015	235,000	213,850
Meritage Homes Corp. sr. notes 7s, 2014	160,000	151,400
Meritor Automotive, Inc. notes 6.8s, 2009	405,000	377,663
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	468,000	507,195
MGM Mirage, Inc. company guaranty 6s, 2009	1,009,000	1,002,694
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	478,000	372,840
Owens Corning notes 7 1/2s, 2005 (In default) (NON)(DEF)	534,000	409,845
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	460,000	468,625
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009	905,000	963,825
Park Place Entertainment Corp. sr. notes 7s, 2013	495,000	529,535
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008	395,000	427,094
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	247,000	255,336
PRIMEDIA, Inc. sr. notes 8s, 2013	688,000	582,220
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	335,000	308,619
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012	475,000	535,563
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	365,000	356,788
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s,
2009	450,000	498,375
Russell Corp. company guaranty 9 1/4s, 2010	466,000	474,155
Scientific Games Corp. company guaranty 6 1/4s, 2012	626,000	615,828
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	735,000	757,050
Standard Pacific Corp. sr. notes 7 3/4s, 2013	420,000	411,075
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s,
2012	560,000	617,400
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s,
2007	390,000	397,800
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	520,000	564,200
Station Casinos, Inc. sr. notes 6s, 2012	470,000	468,825
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	420,000	396,900
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013	436,000	476,330
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013	161,000	167,038
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014	604,000	582,860
Toys R Us, Inc. notes 7 5/8s, 2011	73,000	59,860
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	117,000	114,075
United Auto Group, Inc. company guaranty 9 5/8s, 2012	515,000	542,038
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	736,000	724,960
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	730,000	591,300
WCI Communities, Inc. company guaranty 9 1/8s, 2012	810,000	801,900
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s,
2014	555,000	539,738

		32,297,885

Consumer Staples (2.8%)

Affinity Group, Inc. sr. sub. notes 9s, 2012	545,000	544,319
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	456,000	412,680
Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)	90,153	4,711
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United Kingdom)	210,000	221,025
Brand Services, Inc. company guaranty 12s, 2012	565,000	593,250
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	409,000	382,415
CCH I Holdings LLC 144A company guaranty 11 1/8s, 2014	412,000	239,990
CCH I Holdings LLC 144A company guaranty 10s, 2014	334,000	189,545
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (12
1/8s, 1/15/07), 2015 (STP)	49,000	23,153
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (11
3/4s, 5/15/06), 2014 (STP)	77,000	42,735
CCH I LLC 144A secd. notes 11s, 2015	1,347,000	1,131,480
Church & Dwight Co., Inc. company guaranty 6s, 2012	444,000	437,340
Cinemark USA, Inc. sr. sub. notes 9s, 2013	30,000	31,725
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07),
2014 (STP)	990,000	732,600
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008	825,000	860,063
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012	425,000	445,188
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	353,000	351,235
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	1,068,000	1,009,260
Dean Foods Co. sr. notes 6 5/8s, 2009	918,000	935,213
Del Monte Corp. company guaranty 6 3/4s, 2015	320,000	312,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	595,000
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,026,000	1,002,915
Echostar DBS Corp. company guaranty 6 5/8s, 2014	2,119,000	2,031,591
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	542,000	498,640
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	118,000	101,480

Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	509,000	501,365
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	251,000	229,665
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014
(Germany)	461,000	485,203
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013	741,000	705,803
Playtex Products, Inc. company guaranty 9 3/8s, 2011	266,000	278,635
Playtex Products, Inc. sec. notes 8s, 2011	770,000	820,050
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	450,000	443,250
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	482,000	513,330
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	735,000	654,150
Sbarro, Inc. company guaranty 11s, 2009	726,000	722,370
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	255,000	258,188
Six Flags, Inc. sr. notes 9 5/8s, 2014	370,000	359,825
Young Broadcasting, Inc. company guaranty 10s, 2011	431,000	403,524
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	365,000	321,656

		19,826,567

Energy (3.7%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,347,000	1,372,256
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman
Islands)	487,000	523,525
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	812,000	821,135
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	269,000	285,140
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,031,000	1,095,438
Chesapeake Energy Corp. sr. notes 7s, 2014	279,000	288,765
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	510,000	499,163
Dresser, Inc. company guaranty 9 3/8s, 2011	696,000	732,540
Exco Resources, Inc. company guaranty 7 1/4s, 2011	725,000	735,875
Forest Oil Corp. company guaranty 7 3/4s, 2014	108,000	112,050
Forest Oil Corp. sr. notes 8s, 2011	540,000	589,950
Forest Oil Corp. sr. notes 8s, 2008	335,000	349,238
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	1,860,000	2,243,625
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	584,000	581,080
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	517,000	504,075
Massey Energy Co. sr. notes 6 5/8s, 2010	774,000	786,578
Nak Naftogaz Ukrainy bonds 8 1/8s, 2009 (Ukraine)	1,800,000	1,876,500
Newfield Exploration Co. sr. notes 7 5/8s, 2011	700,000	747,250
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	348,000	354,090
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	655,000	612,425
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	490,858	510,277
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s,
2014	355,000	365,650
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	761,250	822,995
Pemex Project Funding Master Trust 144A notes 5 3/4s, 2015	4,060,000	4,039,700
Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008	115,000	117,509
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	620,000	641,700
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	485,000	522,588
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	670,000	700,150
Pride International, Inc. sr. notes 7 3/8s, 2014	826,000	885,885
Seabulk International, Inc. company guaranty 9 1/2s, 2013	600,000	674,250
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013	113,000	111,588
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	670,000	718,575
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	145,000	151,525

		25,373,090

Financial (1.2%)

Bosphorus Financial Services, Ltd. 144A sec. FRN 6.14s, 2012 (Cayman
Islands)	1,856,000	1,865,521
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	310,000	314,650
Finova Group, Inc. notes 7 1/2s, 2009	491,340	171,969
UBS Luxembourg SA for Sberbank sub. notes 6.23s, 2015 (Luxembourg)	1,990,000	2,009,900
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	3,010,000	3,228,225
Western Financial Bank sub. debs. 9 5/8s, 2012	540,000	603,450

		8,193,715

Health Care (1.8%)

Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	183,000	178,196
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012	320,000	323,200
DaVita, Inc. company guaranty 7 1/4s, 2015	345,000	349,313
DaVita, Inc. company guaranty 6 5/8s, 2013	175,000	178,063
Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014	312,000	304,980
HCA, Inc. debs. 7.19s, 2015	51,000	53,618
HCA, Inc. notes 6 3/8s, 2015	212,000	214,297
HCA, Inc. notes 6 1/4s, 2013	550,000	550,391
HCA, Inc. notes 5 3/4s, 2014	260,000	252,123
Healthsouth Corp. notes 7 5/8s, 2012	843,000	851,430
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	595,000	584,588
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
8/15/08), 2012 (STP)	805,000	458,850
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	740,000	730,750
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009	737,000	788,590
Service Corp. International notes 6 1/2s, 2008	110,000	111,100
Service Corp. International notes Ser. *, 7.7s, 2009	270,000	283,500
Service Corp. International 144A sr. notes 7 1/4s, 2017	170,000	168,725
Service Corp. International 144A sr. notes 6 3/4s, 2016	535,000	521,625
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	724,000	695,040
Tenet Healthcare Corp. notes 7 3/8s, 2013	390,000	359,775
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	835,000	845,438
Triad Hospitals, Inc. sr. notes 7s, 2012	825,000	842,531
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	211,000	211,528
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)	840,000	869,400
US Oncology, Inc. company guaranty 9s, 2012	420,000	449,400
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014	556,000	590,750
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)	305,000	347,700
Ventas Realty LP/Capital Corp. company guaranty 6 3/4s, 2010 (R)	201,000	206,025
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)	173,000	176,893

		12,497,819

Technology (0.7%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		515,000	520,150
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014		1,229,000	1,308,885
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		700,000	731,500
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman
Islands)		13,000	8,970
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013		340,000	351,900
Xerox Corp. notes Ser. MTN, 7.2s, 2016		175,000	183,750
Xerox Corp. sr. notes 9 3/4s, 2009	EUR	195,000	266,435
Xerox Corp. sr. notes 7 5/8s, 2013		$1,080,000	1,139,400

			4,510,990

Transportation (0.1%)

Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008		760,000	649,800

Utilities & Power (1.8%)

AES Corp. (The) sr. notes 8 7/8s, 2011		54,000	58,320
AES Corp. (The) sr. notes 8 3/4s, 2008		30,000	31,500
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		460,000	500,825
Centrais Electricas Brasileirass SA 144A sr. notes 7 3/4s, 2015 (Brazil)		300,000	306,900
CMS Energy Corp. sr. notes 8.9s, 2008		600,000	641,250
CMS Energy Corp. sr. notes 7 3/4s, 2010		180,000	188,775
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		174,000	168,063
DPL, Inc. sr. notes 6 7/8s, 2011		457,000	481,564
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013		872,000	985,360
El Paso Corp. notes 6 3/8s, 2009		200,000	196,000
El Paso Natural Gas Co. sr. notes Ser. A, 7 5/8s, 2010		365,000	385,075
El Paso Production Holding Co. company guaranty 7 3/4s, 2013		993,000	1,030,238
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	491,400
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		749,000	868,840
Monongahela Power Co. 1st mtge. 6.7s, 2014		400,000	437,909
National Power Corp. 144A foreign government guaranty FRN 8.63s, 2011
(Philippines)		195,000	209,869
Northwestern Corp. sec. notes 5 7/8s, 2014		319,000	319,600
NRG Energy, Inc. company guaranty 8s, 2013		494,000	550,810
Orion Power Holdings, Inc. sr. notes 12s, 2010		655,000	740,150
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007		615,000	636,525
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		517,000	542,088
Teco Energy, Inc. notes 7.2s, 2011		185,000	195,175
Teco Energy, Inc. notes 7s, 2012		280,000	294,000
Teco Energy, Inc. sr. notes 6 3/4s, 2015		32,000	33,120
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s,
2014		585,000	633,263
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)		612,000	625,770
Utilicorp United, Inc. sr. notes 9.95s, 2011		361,000	398,003
Williams Cos., Inc. (The) notes 8 1/8s, 2012		150,000	163,500
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		172,000	171,785
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
(F)(NON)		203,730	16,991

			12,302,668

Total corporate bonds and notes (cost $143,942,472)			$145,650,570

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS
(14.7%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (14.7%)

Federal National Mortgage Association Pass-Through Certificates
8 1/2s, March 1, 2006		$9	$9
8s, with due dates from October 1, 2025 to July 1, 2028		13,133	14,082
7 1/2s, December 1, 2029		2,927	3,072
6 1/2s, with due dates from August 1, 2034 to September 1, 2034		1,271,398	1,304,226
6 1/2s, October 1, 2018		22,221	22,762
6s, TBA, January 1, 2036		14,000,000	14,125,782
5 1/2s, with due dates from May 1, 2035 to December 1, 2035		11,746,114	11,634,158
5 1/2s, TBA, January 1, 2036		51,900,000	51,389,107
5s, with due dates from April 1, 2019 to April 1, 2020		2,245,448	2,223,151
5s, TBA, January 1, 2035		7,000,000	6,780,157
5s, TBA, January 1, 2021		6,100,000	6,032,328
4 1/2s, with due dates from August 1, 2033 to June 1, 2034		3,189,440	3,016,389
4 1/2s, TBA, January 1, 2021		5,665,000	5,509,213

			102,054,436

Total U.S. government and agency mortgage obligations (cost			$102,054,436
$101,754,160)

U.S. TREASURY OBLIGATIONS (10.4%)(a)

		Principal amount	Value

U.S. Treasury Notes
6 1/2s, February 15, 2010		$7,500,000	$8,092,969
4 1/4s, August 15, 2013		38,008,000	37,675,430
3 1/4s, August 15, 2008		27,242,000	26,488,590

Total U.S. treasury obligations (cost $73,842,620)			$72,256,989

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)(a)

		Principal amount	Value

Banc of America Commercial Mortgage, Inc. Ser. 01-1, Class G, 7.324s,
2036		$325,000	$350,829
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	162,767
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	276,662

Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.331s, 2014		141,000	140,881
FRB Ser. 02-FL2A, Class K1, 6.831s, 2014		100,000	99,981
FRB Ser. 05-BOCA, Class M, 6.469s, 2016		355,000	356,145
FRB Ser. 05-ESHA, Class K, 6.167s, 2020		712,000	711,987
FRB Ser. 05-BOCA, Class L, 6.069s, 2016		183,000	183,422
FRB Ser. 05-BOCA, Class K, 5.719s, 2016		200,000	200,462
FRB Ser. 05-MIB1, Class K, 6.369s, 2009		1,077,000	1,045,902
Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB Ser. 05-
LXR1, Class J, 6.019s, 2018		696,000	696,000
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2,
Class F, 8.199s, 2032		410,000	469,242
Broadgate Financing PLC sec. FRB Ser. D, 5.40s, 2023 (United Kingdom)	GBP	467,875	800,618
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-FL5A, Class G, 5.152s, 2013		$1,074,000	1,068,630
FRB Ser. 05-F10A, Class A1, 4.469s, 2017		5,180,146	5,177,489
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 8.369s, 2014		356,000	355,153
FRB Ser. 05-TFLA, Class L, 6.219s, 2020		699,000	698,846
Ser. 98-C1, Class F, 6s, 2040		966,000	850,564
FRB Ser. 05-TFLA, Class K, 5.669s, 2020		388,000	387,915
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	277,324
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, Interest
Only (IO), 0.899s, 2031		20,125,891	426,103
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		286,492	281,192
Ser. 98-CF2, Class B5, 5.95s, 2031		915,958	668,833
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		275,000	192,500
Ser. 97-CF1, Class B1, 7.91s, 2030		266,000	273,744
European Loan Conduit FRB Ser. 6X, Class E, 6.345s, 2010 (United
Kingdom)		372,956	645,236
European Loan Conduit 144A FRB Ser. 6A, Class F, 6.845s, 2010 (United
Kingdom)		133,198	230,876
European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 5.4s, 2014
(United Kingdom)		361,022	619,694
Fannie Mae
IFB Ser. 05-114, Class PS, 9.041s, 2035		361,000	362,579
IFB Ser. 05-115, Class NQ, 8.813s, 2036		373,000	373,248
IFB Ser. 05-74, Class CP, 8.695s, 2035		645,821	683,731
IFB Ser. 05-76, Class SA, 8.695s, 2034		912,962	950,302
IFB Ser. 05-106, Class US, 8.511s, 2035		1,579,320	1,676,922
IFB Ser. 05-99, Class SA, 8.511s, 2035		756,452	788,115
IFB Ser. 05-104, Class SD, 8.511s, 2033		1,008,634	1,031,407
Ser. 00-42, Class B2, 8s, 2030		37,533	40,487
Ser. 00-17, Class PA, 8s, 2030		176,550	190,268
Ser. 00-18, Class PA, 8s, 2030		163,246	175,881
Ser. 00-19, Class PA, 8s, 2030		168,448	181,469
Ser. 00-20, Class PA, 8s, 2030		95,593	103,097
Ser. 00-21, Class PA, 8s, 2030		284,582	306,808
Ser. 00-22, Class PA, 8s, 2030		212,467	228,891
Ser. 97-37, Class PB, 8s, 2027		497,111	537,179
Ser. 97-13, Class TA, 8s, 2027		71,222	76,991
Ser. 97-21, Class PA, 8s, 2027		289,260	312,315
Ser. 97-22, Class PA, 8s, 2027		557,587	602,361
Ser. 97-16, Class PE, 8s, 2027		189,472	204,649
Ser. 97-25, Class PB, 8s, 2027		187,822	202,791
Ser. 95-12, Class PD, 8s, 2025		113,645	122,611
Ser. 95-5, Class A, 8s, 2025		137,961	149,136
Ser. 95-5, Class TA, 8s, 2025		35,522	38,492
Ser. 95-6, Class A, 8s, 2025		88,684	95,859
Ser. 95-7, Class A, 8s, 2025		120,607	130,436
Ser. 94-106, Class PA, 8s, 2024		179,233	193,877
Ser. 94-95, Class A, 8s, 2024		276,440	299,191
IFB Ser. 05-74, Class CS, 7.978s, 2035		736,294	765,745
IFB Ser. 05-114, Class SP, 7.7s, 2036		435,000	431,398
Ser. 04-W8, Class 3A, 7 1/2s, 2044		504,542	532,178
Ser. 04-W2, Class 5A, 7 1/2s, 2044		1,810,387	1,909,380
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		430,725	453,887
Ser. 03-W4, Class 4A, 7 1/2s, 2042		135,805	142,423
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		286,865	301,607
Ser. 02-T19, Class A3, 7 1/2s, 2042		345,268	363,021
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		6,457	6,791
Ser. 02-W1, Class 2A, 7 1/2s, 2042		577,233	603,398
Ser. 02-14, Class A2, 7 1/2s, 2042		2,800	2,939
Ser. 01-T10, Class A2, 7 1/2s, 2041		359,718	376,809
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,708	1,790
Ser. 01-T8, Class A1, 7 1/2s, 2041		4,586	4,797
Ser. 01-T7, Class A1, 7 1/2s, 2041		1,418,575	1,482,524
Ser. 01-T3, Class A1, 7 1/2s, 2040		212,795	222,487
Ser. 01-T1, Class A1, 7 1/2s, 2040		661,455	693,141
Ser. 99-T2, Class A1, 7 1/2s, 2039		272,274	286,458
Ser. 00-T6, Class A1, 7 1/2s, 2030		133,412	139,426
Ser. 02-W7, Class A5, 7 1/2s, 2029		230,874	242,587
Ser. 01-T4, Class A1, 7 1/2s, 2028		634,029	669,297
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,455	1,527
Ser. 04-W12, Class 1A3, 7s, 2044		534,002	556,222
Ser. 01-T10, Class A1, 7s, 2041		1,390,704	1,440,466
IFB Ser. 05-95, Class CP, 6.878s, 2035		124,913	127,586
IFB Ser. 05-95, Class OP, 6.83s, 2035		360,000	350,676
IFB Ser. 05-83, Class QP, 6.009s, 2034		239,242	230,677
IFB Ser. 05-66, Class PS, 5.928s, 2035		460,357	434,347
IFB Ser. 05-93, Class AS, 5.928s, 2034		332,954	314,121
Ser. 350, Class 2, IO, 5 1/2s, 2034		1,113,033	247,903
Ser. 329, Class 2, IO, 5 1/2s, 2033		2,070,242	460,712
Ser. 03-37, Class IC, IO, 5 1/2s, 2027		1,697,422	170,082
IFB Ser. 02-36, Class QH, IO, 3.671s, 2029		367,087	7,471
IFB Ser. 03-66, Class SA, IO, 3.271s, 2033		1,581,722	119,104
IFB Ser. 03-48, Class S, IO, 3.171s, 2033		727,174	55,192
IFB Ser. 05-113, Class DI, IO, 2.87s, 2036		9,454,000	625,855
IFB Ser. 04-51, Class S0, IO, 2.671s, 2034		402,092	22,879
IFB Ser. 05-72, Class WS, IO, 2.371s, 2035		1,141,682	80,603
IFB Ser. 05-105, Class S, IO, 2.321s, 2035		1,150,382	64,170
IFB Ser. 05-95, Class CI, IO, 2.321s, 2035		1,635,481	109,741

IFB Ser. 05-84, Class SG, IO, 2.321s, 2035	2,939,575	207,342
IFB Ser. 05-87, Class SG, IO, 2.321s, 2035	3,772,965	205,745
IFB Ser. 05-69, Class AS, IO, 2.321s, 2035	803,297	45,688
IFB Ser. 05-104, Class NI, IO, 2.321s, 2035	1,364,171	109,364
IFB Ser. 04-92, Class S, IO, 2.321s, 2034	2,367,667	146,085
IFB Ser. 05-83, Class QI, IO, 2.311s, 2035	401,125	29,282
IFB Ser. 05-92, Class SC, IO, 2.301s, 2035	3,895,823	251,281
IFB Ser. 05-83, Class SL, IO, 2.291s, 2035	7,774,737	434,608
IFB Ser. 05-95, Class OI, IO, 2.211s, 2035	223,008	16,569
IFB Ser. 03-112, Class SA, IO, 2.121s, 2028	1,545,706	58,787
IFB Ser. 05-67, Class BS, IO, 1.771s, 2035	2,002,244	93,855
IFB Ser. 05-74, Class SE, IO, 1.721s, 2035	2,778,628	101,420
IFB Ser. 05-87, Class SE, IO, 1.671s, 2035	14,926,380	566,736
IFB Ser. 04-54, Class SW, IO, 1.621s, 2033	927,754	30,070
Ser. 03-W10, Class 1A, IO, 1.284s, 2043	5,256,645	84,009
Ser. 03-W10, Class 3A, IO, 1.265s, 2043	6,324,958	108,656
Ser. 03-W17, Class 12, IO, 1.155s, 2033	3,548,307	105,887
Ser. 02-T18, IO, 0.523s, 2042	9,992,162	119,331
Ser. 05-113, Class DO, Principal Only (PO), zero %, 2036	2,906,000	2,361,706
Ser. 361, Class 1, PO, zero %, 2035	706,957	560,815
Ser. 342, Class 1, PO, zero %, 2033	311,426	246,221
Ser. 99-51, Class N, PO, zero %, 2029	100,576	83,619
Ser. 99-52, Class MO, PO, zero %, 2026	16,448	15,939
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	584,296	616,798
Ser. T-58, Class 4A, 7 1/2s, 2043	9,019	9,468
Ser. T-41, Class 3A, 7 1/2s, 2032	1,374,051	1,438,837
Ser. T-60, Class 1A2, 7s, 2044	2,646,328	2,752,593
Ser. T-57, Class 1AX, IO, 0.452s, 2043	3,372,599	32,377
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.478s, 2020	9,218,533	566,400
Freddie Mac
IFB Ser. 2963, Class SV, 11.122s, 2034	313,000	355,157
IFB Ser. 2763, Class SC, 11.122s, 2032	417,830	454,170
IFB Ser. 3081, Class DC, 9.506s, 2035	597,000	621,179
IFB Ser. 2979, Class AS, 8.252s, 2034	269,641	274,191
IFB Ser. 3051, Class PS, 8.142s, 2035	330,347	334,528
IFB Ser. 3072, Class SA, 8.106s, 2035	234,571	234,205
IFB Ser. 3072, Class SM, 7.776s, 2035	372,158	367,041
IFB Ser. 3072, Class SB, 7.629s, 2035	352,204	345,380
Ser. 2229, Class PD, 7 1/2s, 2030	199,742	212,164
Ser. 2224, Class PD, 7 1/2s, 2030	198,721	211,079
Ser. 2217, Class PD, 7 1/2s, 2030	208,160	221,104
Ser. 2187, Class PH, 7 1/2s, 2029	463,770	492,611
Ser. 1989, Class C, 7 1/2s, 2027	69,614	73,943
Ser. 1990, Class D, 7 1/2s, 2027	190,654	202,511
Ser. 1969, Class PF, 7 1/2s, 2027	166,348	176,693
Ser. 1975, Class E, 7 1/2s, 2027	43,859	46,587
Ser. 1943, Class M, 7 1/2s, 2027	103,285	109,708
Ser. 1932, Class E, 7 1/2s, 2027	144,193	153,159
Ser. 1938, Class E, 7 1/2s, 2027	58,383	62,014
Ser. 1941, Class E, 7 1/2s, 2027	47,731	50,699
Ser. 1924, Class H, 7 1/2s, 2027	156,976	166,738
Ser. 1928, Class D, 7 1/2s, 2027	61,923	65,774
Ser. 1915, Class C, 7 1/2s, 2026	141,647	150,456
Ser. 1923, Class D, 7 1/2s, 2026	168,256	178,720
Ser. 1904, Class D, 7 1/2s, 2026	181,524	192,813
Ser. 1905, Class H, 7 1/2s, 2026	160,549	170,533
Ser. 1890, Class H, 7 1/2s, 2026	151,208	160,611
Ser. 1895, Class C, 7 1/2s, 2026	75,751	80,462
Ser. 2256, Class UA, 7s, 2030	52,389	55,025
Ser. 2208, Class PG, 7s, 2030	475,061	498,962
Ser. 2211, Class PG, 7s, 2030	263,920	277,199
Ser. 2198, Class PH, 7s, 2029	405,784	426,200
Ser. 2054, Class H, 7s, 2028	1,021,014	1,072,383
Ser. 2031, Class PG, 7s, 2028	109,158	114,650
Ser. 2020, Class E, 7s, 2028	553,352	581,192
Ser. 1998, Class PL, 7s, 2027	244,211	256,497
Ser. 1999, Class PG, 7s, 2027	390,475	410,120
Ser. 2004, Class BA, 7s, 2027	238,129	250,110
Ser. 2005, Class C, 7s, 2027	180,803	189,900
Ser. 2005, Class CE, 7s, 2027	201,854	212,010
Ser. 2006, Class H, 7s, 2027	576,482	605,486
Ser. 2006, Class T, 7s, 2027	368,546	387,089
Ser. 1987, Class AP, 7s, 2027	118,334	124,288
Ser. 1987, Class PT, 7s, 2027	199,456	209,491
Ser. 1978, Class PG, 7s, 2027	343,991	361,298
Ser. 1973, Class PJ, 7s, 2027	410,949	431,625
Ser. 1725, Class D, 7s, 2024	80,325	84,366
Ser. 2008, Class G, 7s, 2023	29,878	31,381
Ser. 1750, Class C, 7s, 2023	179,937	188,990
Ser. 1530, Class I, 7s, 2023	189,363	198,891
IFB Ser. 3065, Class DC, 6.752s, 2035	920,474	890,374
IFB Ser. 3050, Class SA, 5.952s, 2034	644,273	605,230
Ser. 2515, Class IG, IO, 5 1/2s, 2032	1,418,300	320,252
Ser. 2590, Class IH, IO, 5 1/2s, 2028	729,500	135,869
Ser. 2833, Class IK, IO, 5 1/2s, 2023	503,008	59,707
IFB Ser. 2828, Class TI, IO, 2.681s, 2030	916,408	66,726
IFB Ser. 3033, Class SF, IO, 2.431s, 2035	1,351,069	73,464
IFB Ser. 3028, Class ES, IO, 2.381s, 2035	4,343,740	356,187
IFB Ser. 3045, Class DI, IO, 2.361s, 2035	13,653,338	692,224
IFB Ser. 3054, Class CS, IO, 2.331s, 2035	1,035,674	61,208
IFB Ser. 3066, Class SI, IO, 2.331s, 2035	2,942,147	238,314
IFB Ser. 3031, Class BI, IO, 2.321s, 2035	863,074	61,969
IFB Ser. 3067, Class SI, IO, 2.281s, 2035	3,387,735	275,423
IFB Ser. 3065, Class DI, IO, 2.251s, 2035	666,118	49,692
IFB Ser. 3016, Class SP, IO, 1.741s, 2035	892,662	37,760
IFB Ser. 2937, Class SY, IO, 1.731s, 2035	922,704	33,171
IFB Ser. 2815, Class S, IO, 1.631s, 2032	2,182,652	75,738
Ser. 3045, Class DO, PO, zero %, 2035	1,044,072	824,399
Ser. 231, PO, zero %, 2035	5,617,887	4,240,946
Ser. 228, PO, zero %, 2035	3,602,828	2,839,205
Ser. 227, PO, zero %, 2034	3,571,601	2,613,868
Ser. 215, PO, zero %, 2031	203,380	176,698
Ser. 2235, PO, zero %, 2030	222,889	186,357
FRB Ser. 3022, Class TC, zero %, 2035	204,441	226,674

FRB Ser. 2986, Class XT, zero %, 2035		116,979	123,888
FRB Ser. 3046, Class WF, zero %, 2035		293,645	287,199
FRB Ser. 3054, Class XF, zero %, 2034		123,722	124,711
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.511s, 2033		170,000	181,675
Ser. 00-1, Class G, 6.131s, 2033		596,000	555,353
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
6.974s, 2036		529,968	515,633
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 6.267s, 2035		544,501	514,880
IFB Ser. 05-65, Class SI, IO, 1.98s, 2035		2,347,972	108,946
IFB Ser. 05-68, Class SI, IO, 1.93s, 2035		7,406,027	388,816
IFB Ser. 05-51, Class SJ, IO, 1.83s, 2035		2,230,234	112,850
IFB Ser. 05-68, Class S, IO, 1.83s, 2035		4,424,246	210,594
Ser. 98-2, Class EA, PO, zero %, 2028		100,538	80,572
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 7.619s,
2015		214,000	214,268
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s,
2031		253,101	240,041
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB
Ser. 03-LLFA, Class L, 8.118s, 2014		876,000	875,533
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		594,000	493,596
Ser. 04-1A, Class K, 5.45s, 2040		212,000	172,225
Ser. 04-1A, Class L, 5.45s, 2040		96,000	70,286
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.146s,
2028		6,364,041	274,672
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1, Class X, IO,
7.85s, 2037		1,019,802	402,145
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s, 2032		1,252,000	1,351,765
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039		1,730,000	1,261,170
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.102s, 2030		327,112	341,261
Ser. 97-MC2, Class X, IO, 1.22s, 2012		2,875,842	39,744
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.88s, 2042 (United
Kingdom)		500,000	499,936
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010		123,000	116,807
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025		658,074	652,851
Quick Star PLC FRB Class 1-D, 5.48s, 2011 (United Kingdom)		445,794	765,206
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		303,000	305,198
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		162,000	134,688
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		193,000	146,605
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		174,000	144,665
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		167,000	126,855
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 5.687s, 2012 (Ireland)		344,000	590,476
FRB Ser. 05-CT1A, Class D, 5.645s, 2014 (United Kingdom)		418,394	718,174
FRB Ser. 04-2A, Class D, 3.085s, 2014 (Ireland)		350,545	413,433
FRB Ser. 04-2A, Class C, 2.685s, 2014 (Ireland)		437,741	516,272
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.49s, 2012 (Ireland)		422,267	724,821
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A,
Class L, 7.669s, 2018		477,000	476,461

Total collateralized mortgage obligations (cost $98,151,697)			$97,706,104

FOREIGN GOVERNMENT BONDS AND NOTES (13.1%)(a)
		Principal amount	Value

Argentina (Republic of) FRB 4.005s, 2012		$6,982,500	$6,129,585
Brazil (Federal Republic of) bonds 10 1/2s, 2014		3,970,000	4,863,250
Brazil (Federal Republic of) notes 11s, 2012		7,240,000	8,832,800
Bulgaria (Republic of) 144A bonds 8 1/4s, 2015		1,220,000	1,470,100
Canada (Government of) bonds Ser. WH31, 6s, 2008	CAD	3,680,000	3,304,091
Colombia (Republic of) notes 10s, 2012		$3,715,000	4,420,850
Ecuador (Republic of) 9 3/8s, 2015		1,200,000	1,119,000
France (Government of) bonds 4s, 2013	EUR	4,730,000	5,868,647
France (Government of) Ser.OATe bonds 3s, 2012	EUR	4,301,800	5,689,978
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	5,500,000	6,785,088
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	5,000,000	6,085,704
Indonesia (Republic of) FRN 3.813s, 2006		$185,000	183,613
Indonesia (Republic of) 144A notes 7 1/4s, 2015		280,000	287,350
Ireland (Republic of) bonds 5s, 2013	EUR	7,500,000	9,881,308
Japan (Government of) bonds Ser. 5, 0.8s, 2015	JPY	330,000,000	2,780,630
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		$2,445,000	2,313,704
South Africa (Republic of) notes 7 3/8s, 2012		1,495,000	1,659,450
South Africa (Republic of) notes 6 1/2s, 2014		1,330,000	1,439,725
Spain (Government of) bonds 5.4s, 2011	EUR	1,000,000	1,315,031
Spain (Kingdom of) bonds 5s, 2012	EUR	800,000	1,044,477
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	30,690,000	4,822,037
United Mexican States notes 6 5/8s, 2015		$7,770,000	8,488,725
Venezuela (Republic of) notes 10 3/4s, 2013		2,150,000	2,653,100

Total foreign government bonds and notes (cost $89,963,812)			$91,438,243

ASSET-BACKED SECURITIES (12.9%)(a)

		Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		$66,869	$66,786
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034		1,332	1,331
Ser. 04-2N, Class N1, 4 1/2s, 2034		39,700	39,595
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s,
2012		650,000	647,966
Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034
(Cayman Islands)		302,000	271,800
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	393,970
Ser. 04-1A, Class E, 6.42s, 2039		361,000	361,891
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		47,969	47,847
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		46,082	46,016

Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 5.07s, 2033		287,615	288,042
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 5.399s, 2011		340,000	346,415
Bayview Financial Asset Trust 144A Ser. 03-X, Class A, IO, 0.61s, 2006		8,261,006	144,568
Bear Stearns Alternate Trust Ser. 05-5, Class 21A1, 4.693s, 2035		1,577,423	1,564,885
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		68,430	68,024
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		78,728	78,642
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		64,793	64,722
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6,
7.629s, 2034		286,000	286,000
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		164,164	114,174
Ser. 00-A, Class A4, 8.29s, 2030		599,775	426,590
Ser. 99-B, Class A3, 7.18s, 2015		1,133,949	722,892
Ser. 99-B, Class A4, 7.3s, 2016		771,822	547,032
FRB Ser. 00-A, Class A1, 4.28s, 2030		172,523	87,987
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.719s, 2011 (Cayman Islands)		85,434	86,171
FRB Ser. 04-AA, Class B4, 9.869s, 2011 (Cayman Islands)		180,214	190,794
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 5.449s, 2010		350,000	356,319
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		53,844	53,719
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		94,000	92,825
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		58,000	49,880
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A4, 8.48s, 2030		153,441	152,613
Ser. 00-4, Class A4, 7.73s, 2031		1,028,874	977,018
Ser. 00-4, Class A5, 7.97s, 2032		240,000	199,000
Ser. 00-4, Class A6, 8.31s, 2032		3,412,000	2,898,835
Ser. 00-6, Class A5, 7.27s, 2032		101,000	94,086
Ser. 00-6, Class M2, 8.2s, 2032		218,269	8,731
Ser. 01-1, Class A5, 6.99s, 2032		897,000	828,290
Ser. 01-3, Class A3, 5.79s, 2033		9,023	9,035
Ser. 01-3, Class A4, 6.91s, 2033		3,073,000	2,967,989
Ser. 01-3, Class M2, 7.44s, 2033		212,125	26,516
Ser. 01-4, Class A4, 7.36s, 2033		268,000	265,722
Ser. 01-4, Class B1, 9.4s, 2033		263,715	35,602
Ser. 02-1, Class A, 6.681s, 2033		1,681,253	1,715,420
FRB Ser. 01-4, Class M1, 6.041s, 2033		295,000	113,575
Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class
A, 6.501s, 2007		790,000	793,950
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		388,160	387,384
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		47,633	47,462
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 0.776s, 2035		8,803,321	202,202
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		431,000	430,647
European Loan Conduit 144A FRB Ser. 22A, Class D, 5.503s, 2014
(Ireland)		507,000	870,266
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.688s, 2039		1,870,000	1,907,985
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.68s, 2008		87,613	87,175
First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 04-FF7,
Class A4, 4.679s, 2034		6,761,000	6,769,275
First Franklin Mortgage Loan NIM Trust 144A Ser. 04-FF10, Class N1,
4.45s, 2034 (Cayman Islands)		81,000	80,771
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class 1A1,
4.831s, 2035		1,644,380	1,632,398
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		121,476	120,739
Ser. 04-3, Class B, 7 1/2s, 2034		48,077	46,824
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s, 2012		687,000	687,109
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 5.474s, 2042 (United Kingdom)		440,000	443,572
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,430,000	1,787,735
FRB Ser. 03-2, Class 3C, 6.141s, 2043 (United Kingdom)	GBP	1,075,000	1,907,422
Green Tree Financial Corp.
Ser. 93-1, Class B, 8.45s, 2018		$842,021	822,544
Ser. 94-4, Class B2, 8.6s, 2019		381,508	291,454
Ser. 94-6, Class B2, 9s, 2020		870,032	750,616
Ser. 95-4, Class B1, 7.3s, 2025		371,800	366,456
Ser. 95-8, Class B1, 7.3s, 2026		362,579	282,178
Ser. 96-8, Class M1, 7.85s, 2027		387,000	332,359
Ser. 99-3, Class A5, 6.16s, 2031		55,557	55,904
Ser. 99-3, Class A7, 6.74s, 2031		733,000	702,265
Ser. 99-5, Class A5, 7.86s, 2030		4,480,000	3,960,103
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,948,765	1,847,673
Ser. 99-5, Class A4, 7.59s, 2028		99,560	102,071
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		569,480	564,753
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		288,054	287,939
Ser. 04-NIM1, Class N2, zero %, 2034		519,000	382,244
Ser. 04-NIM2, Class N, 4 7/8s, 2034		457,074	455,109
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		296	296
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class
E, 6.179s, 2030 (Cayman Islands)		371,000	369,405
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A,
Class E, 6.379s, 2030 (Cayman Islands)		379,000	379,303
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, zero %, 2035		463,000	447,239
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.45s, 2040 (United Kingdom)		210,000	210,852
FRB Ser. 8, Class 2C, 4.87s, 2040 (United Kingdom)		235,000	235,799
Home Equity Asset Trust 144A Ser. 02-5N, Class A, 8s, 2033		23,698	23,698
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 7.129s, 2037 (Cayman
Islands)		1,260,000	1,259,899
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034		978	978
Ser. 04-5, Class Note, 5s, 2034		53,624	53,490
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		1,025,613	33,589
Ser. 04-3, Class S2, IO, 4 1/2s, 2006		512,807	16,282
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D, 5.391s, 2039 (United
Kingdom)	GBP	900,000	1,560,607
Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class
B1, 7.629s, 2032		$1,046,356	523,178

MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		143,000	143,000
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		59,050	59,038
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 5.549s,
2010		350,000	357,611
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2034		3,390	3,379
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		34,602	34,613
Ser. 04-HE1N, Class N1, 5s, 2006		26,629	26,538
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		148,712	148,577
Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 7.579s, 2034		214,000	213,528
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2, Class E, 5s, 2012		178,000	173,944
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.829s, 2031		65,844	65,844
FRB Ser. 01-NC4, Class B1, 6.879s, 2032		82,209	82,289
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1, 5.443s,
2035		2,315,729	2,317,901
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		127,044	124,221
Ser. 05-A, Class C, 4.84s, 2014		286,000	282,571
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		195,732	161,219
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	702,860
Ser. 01-C, Class A2, 5.92s, 2017		1,094,783	610,528
Ser. 01-D, Class A2, 5.26s, 2019		180,387	126,151
Ser. 01-D, Class A4, 6.93s, 2031		828,953	623,443
Ser. 01-E, Class A2, 5.05s, 2019		1,329,414	1,033,435
Ser. 02-A, Class A2, 5.01s, 2020		398,712	315,899
Ser. 02-B, Class A4, 7.09s, 2032		443,000	397,243
Ser. 02-C, Class A1, 5.41s, 2032		1,665,665	1,445,696
Ser. 99-B, Class A4, 6.99s, 2026		1,311,681	1,152,843
Ser. 99-D, Class A1, 7.84s, 2029		1,220,662	1,098,025
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		269,950	245,724
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 10.832s, 2018 (Ireland)		885,000	937,215
FRB Ser. 05-A, Class E, 8.896s, 2012 (Ireland)		238,000	237,881
Park Place Securities, Inc. FRB Ser. 04-MCW1, Class A2, 4.759s, 2034		4,030,661	4,035,700
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s,
2034		90,000	85,050
Permanent Financing PLC
FRB Ser. 1, Class 3C, 5.68s, 2042 (United Kingdom)		350,000	350,416
FRB Ser. 3, Class 3C, 5.63s, 2042 (United Kingdom)		350,000	355,364
FRB Ser. 6, Class 3C, 5.321s, 2042 (United Kingdom)	GBP	887,000	1,522,536
Residential Asset Securities Corp. Ser. 01-KS3, Class AII, 4.609s, 2031		$4,946,578	4,947,365
Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		168,885	168,251
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.356s,
2038 (United Kingdom)		150,000	256,110
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		55,231	55,757
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		57,087	49,138
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		22,657	19,765
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		1,744	1,636
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		24,523	20,604
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		3,939	3,270
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		27,646	23,511
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		7,993	4,298
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		14,498	7,811
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		75,194	33,566
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		249,139	248,108
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		77,823	77,680
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		51,051	50,904
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		120,025	119,696
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		81,043	80,593
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		273,210	81,963
Ser. 05-WF1A, Class A, 4 3/4s, 2035		269,640	267,997
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-FM1N, Class N, 6.16s, 2033		947	950
Ser. 04-HS1N, Class Note, 5.92s, 2034		7,146	7,146
Ser. 04-HE2N, Class NA, 5.43s, 2034		31,758	31,441
Ser. 03-OP1N, Class N, 4.45s, 2033		1,907	1,907
South Coast Funding 144A FRB Ser. 3A, Class A2, 5.51s, 2038 (Cayman
Islands)		140,000	140,406
Structured Asset Investment Loan Trust
Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)		20,955	20,955
FRB Ser. 04-9, Class A4, 4.679s, 2034		6,811,000	6,818,685
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 4.681s, 2015		1,800,512	1,774,630
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037
(Cayman Islands)		390,000	366,499
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman
Islands)		467,000	455,961
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		198,980	196,596
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		214,000	209,724
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR13, Class 1A4,
IO, 0.742s, 2035		16,697,696	130,409
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A, Class B3, 5.19s,
2044 (United Kingdom)		733,000	732,840
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010		147,946	147,809
Ser. 04-1, Class D, 5.6s, 2011		345,273	342,736

Total asset-backed securities (cost $91,561,968)			$89,627,513

SENIOR LOANS (8.6%)(a)(c)

		Principal amount	Value

Basic Materials (0.8%)

Graphic Packaging Corp. bank term loan FRN Ser. C, 6.592s, 2010		$131,094	$132,569

Hercules, Inc. bank term loan FRN Ser. B, 5.856s, 2010	370,422	374,312
Huntsman International Corp. bank term loan FRN Ser. B, 6.12s, 2012	796,423	800,032
Innophos, Inc. bank term loan FRN 6.378s, 2010	298,421	301,405
Mosaic Co. (The) bank term loan FRN Ser. B, 5.939s, 2012	198,998	200,490
Nalco Co. bank term loan FRN Ser. B, 6.319s, 2010	1,218,142	1,232,760
Novelis, Inc. bank term loan FRN 6.011s, 2012	464,833	469,409
Novelis, Inc. bank term loan FRN Ser. B, 6.011s, 2012	807,638	815,588
Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 6.466s,
2012	1,395,000	1,409,168

		5,735,733

Capital Goods (0.8%)

Allied Waste Industries, Inc. bank term loan FRN Ser. A, 3.864s, 2012	218,052	219,143
Allied Waste Industries, Inc. bank term loan FRN Ser. B, 6.177s, 2012	577,054	579,808
Amsted Industries, Inc. bank term loan FRN 6.645s, 2010	167,554	169,719
Graham Packaging Co., Inc. bank term loan FRN Ser. B, 6.479s, 2011	397,990	402,343
Hexcel Corp. bank term loan FRN Ser. B, 5 7/8s, 2012	796,424	803,060
Invensys, PLC bank term loan FRN Ser. B-1, 7.791s, 2009 (United
Kingdom)	67,660	68,759
Mueller Group, Inc. bank term loan FRN Ser. B, 6.508s, 2012	798,000	806,978
Polypore, Inc. bank term loan FRN 7.22s, 2011	711,411	706,075
Solo Cup Co. bank term loan FRN 6.622s, 2011	147,375	148,265
Terex Corp. bank term loan FRN 6.415s, 2009	149,612	151,202
Terex Corp. bank term loan FRN Ser. C, 6.915s, 2009	748,067	756,483
Transdigm, Inc. bank term loan FRN Ser. C, 6.58s, 2010	494,468	500,031

		5,311,866

Communication Services (0.5%)

Centennial Cellular Operating Co., LLC bank term loan FRN Ser. B,
6.391s, 2011	973,277	984,075
Consolidated Communications Holdings bank term loan FRN Ser. D,
5.917s, 2011	124,255	125,083
Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.813s, 2012	543,116	544,474
Madison River Capital, LLC. bank term loan FRN Ser. B, 6.59s, 2012	796,423	807,374
Qwest Communications International, Inc. bank term loan FRN Ser. A,
9.02s, 2007	78,000	79,736
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.78s, 2012	558,662	564,947
Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan
FRN Ser. B, 5.809s, 2012	543,333	544,776

		3,650,465

Consumer Cyclicals (2.2%)

Adams Outdoor Advertising, LP bank term loan FRN 6.2s, 2012	847,768	858,365
Affinion Group, Inc. bank term loan FRN Ser. B, 7.1s, 2013	888,372	871,715
BLB (Wembley) bank term loan FRN 6.081s, 2011 (United Kingdom)	149,250	151,582
Borgata Resorts bank term loan FRN Ser. B, 5.91s, 2011	396,992	399,308
CCM Merger, Inc. bank term loan FRN Ser. B, 6.489s, 2012	995,001	1,000,722
Coinmach Service Corp. bank term loan FRN Ser. B, 6.565s, 2012	250,000	253,438
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 6.063s, 2012	379,500	379,405
Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 6.063s, 2012	610,500	610,347
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B,
6.04s, 2010	140,547	141,170
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B,
5.565s, 2010	600,000	601,650
Goodman Global Holdings bank term loan FRN Ser. B, 6 3/8s, 2011	713,886	723,404
Goodyear Tire & Rubber Co. (The) bank term loan FRN 7.06s, 2010	195,000	196,178
Hayes Lemmerz International, Inc. bank term loan FRN 7.524s, 2009	133,390	131,532
Jostens IH Corp. bank term loan FRN Ser. C, 5.94s, 2010	938,506	950,237
Journal Register Co. bank term loan FRN Ser. B, 5.686s, 2012	500,000	501,250
Landsource, Inc. bank term loan FRN Ser. B, 6 7/8s, 2010	50,000	50,438
Masonite International Corp. bank term loan FRN 6.203s, 2013 (Canada)	669,678	662,214
Masonite International Corp. bank term loan FRN Ser. B, 6.203s, 2013
(Canada)	670,819	663,342
Neiman Marcus Group, Inc. bank term loan FRN Ser. B, 6.947s, 2013	500,000	503,414
Penn National Gaming, Inc. bank term loan FRN Ser. B, 6.29s, 2012	199,500	201,682
PRIMEDIA, Inc. bank term loan FRN Ser. B, 6.561s, 2013	150,000	147,188
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 6.08s, 2011	213,122	214,003
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 5.696s, 2011	500,000	502,068
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D1, 5.565s, 2011	400,000	401,072
Raycom Media, Inc. bank term loan FRN Ser. B, 6.063s, 2012	1,300,000	1,300,000
Resorts International Hotel and Casino, Inc. bank term loan FRN Ser. B,
6.03s, 2012	537,302	538,309
Sealy Mattress Co. bank term loan FRN Ser. D, 6.132s, 2012	473,355	478,089
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 7.169s,
2012	174,125	176,157
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s,
2012 (U)	175,000	177,042
TRW Automotive, Inc. bank term loan FRN Ser. B, 5 1/4s, 2010	521,528	522,832
TRW Automotive, Inc. bank term loan FRN Ser. B2, 5.565s, 2010	120,000	120,000
Venetian Casino Resort, LLC bank term loan FRN Ser. B, 5.77s, 2011	664,302	668,142
Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 5.77s, 2011	136,969	137,761
William Carter Holdings Co. (The) bank term loan FRN Ser. B, 5.717s,
2012	86,230	87,020

		15,321,076

Consumer Staples (2.2%)

Affinity Group Holdings bank term loan FRN Ser. B1, 6.613s, 2009	34,132	34,388
Affinity Group Holdings bank term loan FRN Ser. B2, 6.768s, 2009	84,957	85,594
AMF Bowling Worldwide bank term loan FRN Ser. B, 7.281s, 2009	104,013	104,728
Ashtead Group PLC bank term loan FRN Ser. B, 6 1/8s, 2009 (United
Kingdom)	247,500	249,047
Burger King Corp. bank term loan FRN Ser. B, 5.83s, 2012	151,240	152,894
Century Cable Holdings bank term loan FRN 9 1/4s, 2009	900,000	876,188

Charter Communications PLC bank term loan FRN Ser. B, 7 1/2s, 2011
(United Kingdom)	829,158	830,907
Cinemark, Inc. bank term loan FRN Ser. C, 6.534s, 2011	249,367	251,861
Constellation Brands, Inc. bank term loan FRN Ser. B, 5.659s, 2011	796,424	804,288
DirecTV Holdings, LLC bank term loan FRN Ser. B, 5.87s, 2013	733,333	739,406
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.877s, 2012	245,641	246,255
Gray Television, Inc. bank term loan FRN Ser. B, 5.71s, 2012	150,000	150,625
Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 6.063s, 2009	68,600	69,415
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 5.813s, 2011
(Bermuda)	598,492	603,543
Jack-in-the-Box, Inc. bank term loan FRN 5.689s, 2008	198,485	200,139
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 6 1/2s, 2011
(Canada)	536,668	541,438
Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 6.449s,
2011	543,016	544,628
Mediacom Communications Corp. bank term loan FRN Ser. B, 6.533s,
2012	990,000	1,002,066
MGM Studios, Inc. bank term loan FRN Ser. B, 6.27s, 2011	900,000	905,318
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 9 1/4s, 2010	500,000	486,429
PanAmSat Corp. bank term loan FRN Ser. B1, 6.489s, 2010	976,960	987,626
Pinnacle Foods Holding Corp. bank term loan FRN 7.307s, 2010	678,604	686,238
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.02s, 2010	541,638	547,280
Six Flags, Inc. bank term loan FRN Ser. B, 6.67s, 2009	430,967	435,508
Spanish Broadcasting Systems, Inc. bank term loan FRN 6.03s, 2012	448,872	454,670
Spectrum Brandd, Inc. bank term loan FRN Ser. B, 6.4s, 2013	794,620	797,931
Sun Media Corp. bank term loan FRN Ser. B, 6.243s, 2009 (Canada)	151,166	151,418
Universal City Development bank term loan FRN Ser. B, 6.237s, 2011	1,037,515	1,049,187
Warner Music Group bank term loan FRN Ser. B, 6.415s, 2011	344,936	348,262
Young Broadcasting, Inc. bank term loan FRN Ser. B, 6.7s, 2012	794,427	797,158

		15,134,435

Energy (0.3%)

Dresser, Inc. bank term loan FRN 7.99s, 2010	180,000	182,700
Key Energy Services, Inc. bank term loan FRN Ser. B, 7.183s, 2012	900,000	910,875
Petroleum Geo-Services ASA bank term loan FRN Ser. B, 7s, 2012
(Norway)	100,000	100,688
Targa Resources, Inc. bank term loan FRN 6.634s, 2012	639,526	644,323
Targa Resources, Inc. bank term loan FRN 4.083s, 2012	153,871	155,025
Universal Compression, Inc. bank term loan FRN Ser. B, 5.59s, 2012	348,124	350,996

		2,344,607

Financial (0.4%)

Capital Automotive bank term loan FRN 5.815s, 2010 (R)	1,150,000	1,153,954
Fidelity National Information Solutions bank term loan FRN Ser. B, 6.11s,
2013	797,000	799,989
Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 6.313s, 2011	215,214	217,366
NASDAQ, Inc bank term loan FRN Ser. B, 5.565s, 2011	350,000	351,896

		2,523,205

Health Care (0.6%)

Aaccellent Corp. bank term loan FRN Ser. B, 6.394s, 2012	250,000	254,844
Alderwoods Group, Inc. bank term loan FRN 6.245s, 2009	667,011	673,264
Beverly Enterprises, Inc. bank term loan FRN 6.577s, 2008	122,187	122,417
Community Health Systems, Inc. bank term loan FRN Ser. B, 6.16s, 2011	316,992	320,757
DaVita, Inc. bank term loan FRN Ser. B, 6.409s, 2012	910,463	921,971
Hanger Orthopedic Group, Inc. bank term loan FRN 8.271s, 2009	97,750	98,850
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.78s, 2011	65,596	66,115
LifePoint, Inc. bank term loan FRN Ser. B, 6.185s, 2012	930,630	935,153
Mylan Laboratories, Inc. bank term loan FRN Ser. B, 5.4s, 2010	349,125	353,198
Veterinary Centers of America, Inc. bank term loan FRN Ser. B, 5 3/4s,
2011	337,724	341,101

		4,087,670

Technology (0.4%)

AMI Semiconductor, Inc. bank term loan FRN 5.72s, 2012	943,998	947,932
Avago, Inc. Ser. DD, 6.565s, 2012 (Singapore)	150,000	150,250
Avago, Inc. bank term loan FRN Ser. B, 6.565s, 2012 (Singapore)	350,000	351,531
SunGard Data Systems, Inc. bank term loan FRN Ser. B, 6.81s, 2013	794,427	798,978
UGS Corp. bank term loan FRN Ser. C, 6.22s, 2012	464,828	470,057
Xerox Corp. bank term loan FRN 5.97s, 2008	200,000	201,500

		2,920,248

Transportation (0.1%)

Travelcenters of America bank term loan FRN Ser. B, 5.926s, 2011	550,000	555,088

Utilities & Power (0.3%)

Allegheny Energy, Inc. bank term loan FRN Ser. C, 5.86s, 2011	323,446	326,950
El Paso Corp. bank term loan FRN 3.764s, 2009	208,000	208,491
El Paso Corp. bank term loan FRN Ser. B, 6.813s, 2009	781,060	784,098
Texas Genco Holdings, Inc. bank term loan FRN Ser. DD, 6.374s, 2011	694,750	695,727
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6 5/8s, 2007	117,012	118,109

		2,133,375

Total senior loans (cost $59,679,384)		$59,717,768

PREFERRED STOCKS (0.2%)(a)

	Shares	Value

Dobson Communications Corp. 13.00% pfd.	4	$5,400
First Republic Capital Corp. 144A 10.50% pfd.	320	352,000

Paxson Communications Corp. 14.25% cum. pfd. (PIK)			36	313,200
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			426	489,900

Total preferred stocks (cost $1,005,917)				$1,160,500

UNITS (0.1%)(a)

			Units	Value

Morrison Knudsen Corp.			870,000	$51,330
XCL Equity Units (F)			991	675,285

Total units (cost $1,729,902)				$726,615

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)

			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,441	$103,132
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)			59	407,100

Total convertible preferred stocks (cost $572,302)				$510,232

COMMON STOCKS (0.1%)(a)

			Shares	Value

AMRESCO Creditor Trust (acquired 6/17/99 and 2/10/00, cost $59,717)
(F)(RES)(NON)(R)			820,000	$820
Comdisco Holding Co., Inc.			504	9,576
Contifinancial Corp. Liquidating Trust Units			3,445,121	42,420
Crown Castle International Corp. (NON)			497	13,374
Dobson Communications Corp. (NON)			1,857	13,928
Genesis HealthCare Corp. (NON)			903	32,978
iPCS, Inc. (NON)			290	13,993
Knology, Inc. (NON)			199	748
Northwestern Corp.			3,774	117,258
Sterling Chemicals, Inc. (NON)			110	1,265
Sun Healthcare Group, Inc. (NON)			740	4,891
USA Mobility, Inc.			12	333
VFB LLC (acquired 10/27/00, cost $594,553) (F)(RES)(NON)			948,004	20,145
WHX Corp. (NON)			18,832	191,145

Total common stocks (cost $3,952,490)				$462,874

WARRANTS (0.0%)(a)(NON)

	Expiration date	Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	.01	1,020	$10
MDP Acquisitions PLC 144A	10/01/13	EUR.001	508	14,224
Mikohn Gaming Corp. 144A	8/15/08	7.70	390	3,307
TravelCenters of America, Inc.	5/01/09	.001	1,830	2,288
Ubiquitel, Inc. 144A	4/15/10	22.74	1,670	17

Total warrants (cost $116,451)				$19,846

EQUITY VALUE CERTIFICATES (--%)(a)(NON) (cost $55,184)

	Maturity date		Certificates	Value

ONO Finance PLC 144A (United Kingdom)	3/16/11		400	4

SHORT-TERM INVESTMENTS (14.9%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			102,603,617	$102,603,617
U.S. Treasury Bills for an effective yield of 3.55%, 1/26/06 (SEG)			$1,170,000	1,167,160

Total short-term investments (cost $103,770,777)				$103,770,777

TOTAL INVESTMENTS
Total investments (cost $770,099,136) (b)				$765,102,471

Putnam Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/05 (aggregate face value $59,646,937) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,662,498	$8,717,229	1/18/06	$ (54,731)
British Pound	3,456,723	3,507,697	3/15/06	(50,974)
Canadian Dollar	5,263,123	5,265,004	1/18/06	(1,881)
Danish Krone	1,114,252	1,110,344	3/15/06	3,908
Euro	6,907,558	6,975,761	3/15/06	(68,203)
Japanese Yen	19,349,263	19,436,470	2/15/06	(87,207)
Polish Zloty	551,477	548,184	3/15/06	3,293
South Korean Won	14,971	14,456	2/15/06	515
Swedish Krona	3,482,193	3,482,779	3/15/06	(586)
Swiss Franc	10,531,907	10,589,013	3/15/06	(57,106)

Total				$(312,972)

Putnam Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/05 (aggregate face value $103,282,781) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 5,747,969	$5,795,678	1/18/06	$ 47,709
British Pound	11,392,844	11,511,381	3/15/06	118,537
Canadian Dollar	9,018,731	8,988,857	1/18/06	(29,874)
Euro	39,158,974	39,257,609	3/15/06	98,635
Japanese Yen	10,659,636	10,595,716	2/15/06	(63,920)
Norwegian Krone	11,492,595	11,527,804	3/15/06	35,209
Swedish Krona	11,982,476	11,989,057	3/15/06	6,581
Swiss Franc	3,577,073	3,616,679	3/15/06	39,606

Total				$252,483

Putnam Master Intermediate Income Trust

FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Short)	757	$180,260,625	Mar-06	$8,043
Euro 90 day (Long)	757	180,080,838	Jun-06	(34,788)
Euro-Bobl 5 yr (Long)	96	12,783,938	Mar-06	(25,195)
Euro-Bund 10 yr (Short)	96	13,795,013	Mar-06	(80,667)
Euro-Schatz 2 yr (Long)	12	1,490,077	Mar-06	(3,433)
Japanese Government Bond - TSE (Long)	12	13,966,613	Mar-06	76,219
U.K. Gilt 10 yr (Long)	22	4,321,974	Mar-06	42,982
U.S. Treasury Bond 20 yr (Short)	161	18,384,188	Mar-06	(206,375)
U.S. Treasury Note 10 yr (Short)	618	67,613,063	Mar-06	(209,465)
U.S. Treasury Note 2 yr (Short)	55	11,285,313	Mar-06	14,445
U.S. Treasury Note 5 yr (Long)	215	22,863,906	Mar-06	(19,600)

Total				$(437,834)

Putnam Master Intermediate Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 12/31/05 (proceeds receivable $31,707,613) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2036	$20,200,000	1/12/06	$20,001,155
FNMA, 5s, January 1, 2036	7,000,000	1/12/06	6,780,157
FNMA, 4 1/2s, January 1, 2021	5,100,000	1/18/06	4,959,750

Total			$31,741,062

Putnam Master Intermediate Income
Trust - Fund 074

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05
(Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 3.734% and pay semi-annually the notional amount multiplied by
the six month EURIBOR.	$11,022,426	9/30/35	($12,050)

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.35% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,400,000	1/27/14	114,572

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	13,900,000	1/26/06	14,737

Agreement with Bank of America, N.A. dated March 25, 2004
to pay semi-annually the notional amount multiplied by
3.075% and receive quarterly the notional amount multiplied
by the three month USD-LIBOR.	16,800,000	3/30/09	756,813

Agreement with Citibank, N.A. dated July 20, 2005 to receive annually the notional amount multiplied by 3.52% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	2,836,665	7/22/10	(27,522)

Agreement with Citibank, N.A. dated July 20, 2005 to pay annually the notional amount multiplied by 2.825% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	2,762,760	7/22/10	32,634

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to pay annually the notional amount multiplied by
3.2385% and receive semi-annually the notional amount multiplied by
the six month EURIBOR.	31,218,200	9/30/15	375,818

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	9,188,000	12/15/13	(160,602)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	5,048,700	7/9/06	(24,814)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to pay semi-annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.	5,699,500	7/9/14	(90,825)

Agreement with JPMorgan Chase Bank, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.0825% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	134,000,000	6/17/07	1,467,707

Agreement with JPMorgan Chase Bank, N.A. dated June 15, 2005 to receive semi-annually the notional amount multiplied by 4.5505% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	30,000,000	6/17/15	(862,411)

Agreement with Merrill Lynch Capital Services, Inc. dated February 16,
2005 to receive semi-annually the notional amount multiplied by the six month EURIBOR and pay annually the notional amount multiplied by
2.5645%.	59,061,170	2/19/07	(630,735)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.3375% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	4,400,000	1/26/14	118,461

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.955% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	13,900,000	1/26/06	15,998

Agreement with Citibank N.A. dated July 12, 2005 to pay annually the notional amount multiplied by 2.7515% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	7,074,840	7/14/10	103,842

Agreement with Citibank, N.A. dated July 12, 2005 to receive annually the notional amount multiplied by 3.4% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	7,334,888	7/14/10	(103,351)

Agreement with Merrill Lynch Capital Services Inc. dated July 22, 2005 to receive annually the notional amount multiplied by 3.54% and pay
semi-annually the notional amount multiplied by the six month NIBOR.	4,262,704	7/26/05	(37,437)
Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	25,100,000	9/2/15	(654,406)

Agreement with Bank of America, N.A. dated August 30, 2005
to receive semi-annually the notional amount multiplied by
4.53% and pay quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	10,000,000	9/1/15	(197,075)

Agreement with Merrill Lynch Capital Services, Inc. dated July 22,
2005 to pay annually the notional amount multiplied by 2.801% and receive semi-annually the notional amount multiplied by the six month
EURIBOR.	4,239,550	7/26/10	53,103

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 2.47% and pay semi-annually the notional amount multiplied by the
six month EURIBOR.	60,035,000	9/28/07	(443,726)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to pay annually the notional amount multiplied by 3.2685% and receive semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-BBAM	17,929,500	10/7/07	177,888

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 3.736% and pay semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-BBAM.	6,454,620	10/7/07	(6,981)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 2.526% and pay semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-Telerate.	35,859,000	10/7/07	(238,154)

Agreement with Credit Suisse First Boston dated November 18, 2005 to receive annually the notional amount multiplied by 2.71% and pay semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	4,340,647	11/18/07	88,261

Agreement with Credit Suisse First Boston dated November 18, 2005 to receive annually the notional amount multiplied by 1.72% and pay semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	35,456,533	11/18/07	49,708

Agreement with Credit Suisse First Boston dated November 18, 2005 to pay annually the notional amount multiplied by 2.33% and receive semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	17,330,921	11/18/07	(88,970)

Agreement with Citibank N.A. dated December 14, 2005 to
receive annually the notional amount multiplied by 3.485%
and pay semi-annually the notional amount multiplied by the
six month EURIBOR-T248.	19,244,800	12/16/15	82,712

Agreement with Citibank N.A. dated December 14, 2005 to
pay annually the notional amount multiplied by 2.973% and
receive semi-annually the notional amount multiplied by the
six month EURIBOR-T248.	90,210,000	12/17/07	70,065

Total			$(56,738)

Putnam Master Intermediate Income Trust - Fund 074

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation
	amount	date

Agreement with Goldman Sachs dated December 23, 2005 to
receive/(pay) a premium based on the difference between the
market price of Ford Credit Auto Owner Trust Series 2005-B
Class D and par on day of execution and receive monthly the
notional amount multiplied by 678 basis points and pay
monthly the one month USD-LIBOR. At maturity/termination
the fund receives the coupon and price appreciation of Ford
Credit Auto Owner Trust 2005-B Class D and pays the one
month USD LIBOR and the price depreciation of Ford Credit
Auto Owner Trust 2005-B Class D.	$1,345,000	9/15/11	$7,935

Putnam Master Intermediate Income Trust - Fund 074

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	$1,151,000	12,572
Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	1,151,000	(2,528)

Agreement with Morgan Stanley Capital Services, Inc. on November 16, 2005, maturing on
December 20, 2012, to receive quarterly 305 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche.	1,623,000	67,723

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive quarterly 30 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche.	2,391,000	970

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.	1,195,500	(2,647)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.	1,200,000	(2,658)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive quarterly 29 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche.	2,400,000	426

Agreement with Morgan Stanley Capital Services, Inc. on December 19, 2005, maturing on June
20, 2010, to pays quarterly 110.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	551,000	186

Agreement with Morgan Stanley Capital Services, Inc. on December 20, 2005, maturing on June
20, 2010, to pays quarterly 114 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	2,493,000	4,673

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005, maturing on June
20, 2015, to receive quarterly 479 basis points times the notional amount. Upon a credit default event of any reference entity within the iTraxx Eur 3 Index,3-6% tranche. the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the iTraxx EUR 3 Index, 3-6% tranche.	1,272,691	54,844

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005, maturing on June
20, 2012, to receive quarterly 285 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	2,619,000	6,749
Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.	10,060,000	(401,527)

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year
Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX 5 year Series 4 Index 0-3% tranche.	2,276,000	125,565

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	1,722,000	(6,732)

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	2,336,000	1,635

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.	2,336,000	1,785
Agreement with Morgan Stanley Capital Services, Inc. on October 13, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 395 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX HY Series 5 Index.	1,087,020	(33,285)

Agreement with Goldman Sachs Capital Markets, L.P. on October 12, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 395 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
HY Series 5 Index.	14,058,000	(396,663)

Agreement with Goldman Sachs Capital Markets, L.P. on October 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG HVOL Series 4
Index.	10,748,000	(30,351)

Agreement with Goldman Sachs Capital Markets, L.P. on October 21, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX IG Series 4 Index.	2,638,000	37,223
Agreement with Goldman Sachs Capital Markets, L.P. on November 17, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG
HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG HVOL Series 5 Index.	1,623,000	(6,655)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.	597,500	(1,320)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on December 20, 2012, to receive quarterly 31.25 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 5
Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the CDX IG Series 5 Index,10-15% tranche.	1,195,000	1,493
Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to pay quarterly 113 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-7%
tranche.	811,000	748

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG
HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG HVOL Series 5 Index.	1,623,000	(3,113)

Agreement with Morgan Stanley Capital Services, Inc. on October 13, 2005, maturing on
December 20, 2010, to receive quarterly 145 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series 5 Index
25-35% tranche.	2,196,000	35,556

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive quarterly 127 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series 5 Index
25-35% tranche.	1,325,000	10,155

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
HY Series 5 Index.	655,875	(16,947)

Agreement with Merrill Lynch International on April 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly
360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ HY CDX 4 Index.	1,078,000	46,949

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index.	1,209,000	(1,194)

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive quarterly 30.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX 4 Index10-15% tranche.	2,418,000	3,092

Agreement with Lehman Brothers Special Financing, Inc. on December 1, 2005, maturing on June
20, 2010, to pay quarterly 124.5 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche,the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche.	2,170,500	(17,084)
Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 90 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX HVOL
Series 4 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX HVOL Series 4 Index.	551,000	939

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2012, to receive quarterly 309 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche,the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-7%
tranche.	551,000	223

Agreement with Bank of America, N.A. on September 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	1,027,040	(24,895)

Agreement with Bank of America, N.A. on August 17, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	2,450,000	(63,535)

Agreement with Bank of America, N.A. on August 16, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	4,900,000	$(87,527)

Agreement with Bank of America, N.A. on April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ HY CDX 3 Index.	980,000	41,967

Agreement with Bank of America, N.A. on April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ HY CDX 4 Index.	1,862,000	81,761

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL Series 4
Index.	3,444,000	21,660

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.	1,167,000	(847)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.	1,167,000	(5,333)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
Index.	1,168,000	(3,392)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15% tranche.	1,168,000	(3,837)
Agreement with Deutsche Bank AG on April 15, 2005, maturing on June 20, 2010, to receive quarterly 183 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund make a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	2,400,000	123,201

Agreement with JPMorgan Chase Bank, N.A. on June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4
Index.	2,409,820	(86,395)

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	2,450,000	(38,431)

Agreement with Goldman Sachs Capital Markets, L.P. on April 13, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	882,000	31,132
Agreement with Goldman Sachs Capital Markets, L.P. on June 22, 2005, maturing on June 20,
2015, to receive quarterly 656 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7%
tranche.	1,479,600	(40,381)

Agreement with Goldman Sachs Capital Markets, L.P. on August 12, 2005, maturing on June 20,
2015, to receive quarterly 600 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,3-7% tranche.	2,562,000	(161,940)
Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	3,768,000	(9,281)

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	2,278,000	(859)
Agreement with Citigroup Financial Products, Inc. on June 10, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4
Index.	2,391,200	(93,411)

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	2,278,000	12,733
Agreement with Citigroup Financial Products, Inc. on June 10, 2005, maturing on June 20, 2010, to pay quarterly 677.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7%
tranche.	2,440,000	(57,169)

Agreement with Citigroup Financial Products, Inc. on April 28, 2005, maturing on June 20, 2010, to receive quarterly 201 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	2,400,000	155,650

Agreement with Citigroup Financial Products, Inc. on April 15, 2005, maturing on June 20, 2010, to receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	2,400,000	133,320

Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005, maturing on June
20, 2012, to receive quarterly 46.375 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, 6-9% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ iTraxx Index, 6-9% tranche.	2,834,916	10,948
Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx
Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ iTraxx
Index.	2,834,916	(2,917)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ iTraxx Index.	2,273,208	(1,041)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive quarterly 19 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, S3 tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ iTraxx Index, S3 tranche.	3,030,944	11,528
Agreement with Lehman Brothers Special Financing, Inc. on September 8, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ HY CDX Series
4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX
Series 4 Index.	2,510,760	(62,326)

Agreement with Lehman Brothers Special Financing, Inc. on June 17, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5
year Series 4 Index.	2,391,200	(77,619)

Agreement with Lehman Brothers Special Financing, Inc. on April 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	882,000	39,678
Agreement with Lehman Brothers Special Financing, Inc. on June 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5
year Series 4 Index.	1,440,600	(48,338)

Agreement with Lehman Brothers Special Financing, Inc. on August 10, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points times the notional amount. Upon a credit default event of any reference entity within the CDX HY Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY Series
4 Index.	4,900,000	(81,057)

Agreement with Lehman Brothers Special Financing, Inc. on April 18, 2005, maturing on June 20,
2010, to pay quarterly 194 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	500,000	28,751

Total		$(767,400)

NOTES

(a) Percentages indicated are based on net assets of $695,728,242.

(b) The aggregate identified cost on a tax basis is $771,562,671, resulting in gross unrealized appreciation and depreciation of $10,999,753 and $17,459,953, respectively, or net unrealized depreciation of $6,460,200.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at December 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2005 was $565,730 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2005.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $764,460 for the period ended December 31, 2005. During the period ended December 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $115,459,382 and $57,971,089, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(U) A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements. The total market value of the unfunded loan commitments at December 31, 2005 was 0.03% of net assets.

At December 31, 2005, liquid assets totaling $128,498,439 have been designated as collateral for open forward commitments, open swap contracts, and forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2005: (as a percentage of Portfolio Value)

Argentina	0.8%
Brazil	0.7
Canada	1.0
Cayman Islands	1.2
Colombia	0.6
France	1.5
Germany	2.1
Ireland	1.9
Luxembourg	1.3
Mexico	1.1
Sweden	0.6
United Kingdom	2.2
United States	82.7
Other	2.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006